Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	20.76%	19.36%
Tier 1 risk-weighted capital ratio	18.19%	16.69%
Common Equity Tier 1 risk-weighted capital ratio	16.37%	14.50%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 12,240.5	¥ 12,304.1
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,727.2	10,610.2
Common Equity Tier 1 capital	9,654.5	9,217.4
Risk-weighted assets	58,942.8	63,540.3
The amount of minimum total capital requirements	¥ 4,715.4	¥ 5,083.2